BUSINESS COMBINATIONS AND DISPOSITION - 2022 Acquisition (Details) - USD ($)			12 Months Ended
	Dec. 30, 2022	Feb. 12, 2020	Dec. 31, 2022	Dec. 31, 2021	Feb. 15, 2023	Apr. 30, 2021
BUSINESS COMBINATIONS AND DISPOSITION
Contingent consideration liability			$ 12,098,475	$ 12,179,476
Promissory note payable
BUSINESS COMBINATIONS AND DISPOSITION
Aggregate principal amount			3,500,000			$ 1,000,000
Bailey LLC
BUSINESS COMBINATIONS AND DISPOSITION
Aggregate principal amount					$ 5,500,000
Bailey LLC | Promissory note payable
BUSINESS COMBINATIONS AND DISPOSITION
Aggregate principal amount			4,500,000
Preferred Stock | Series B Preferred Stock
BUSINESS COMBINATIONS AND DISPOSITION
Conversion of preferred stock into common stock (shares)				(20,754,717)
2022 Acquisition
BUSINESS COMBINATIONS AND DISPOSITION
Cash	$ 7,500,000		7,500,000
Consideration in promissory notes	5,500,000
Common stock	$ 1,000,000.0		1,000,000
Percentage of equity acquired	8.00%
Number of shares of common stock issued	3,636
Business acquisition, equity interest fair value	$ 1,000,000
Previous Acquisitions
BUSINESS COMBINATIONS AND DISPOSITION
Business acquisition, equity interest rate		100.00%
Sale parent stock gross proceeds does not exceed		$ 11,000,000
Previous Acquisitions | Bailey LLC
BUSINESS COMBINATIONS AND DISPOSITION
Total purchase price consideration		15,500,000
Contingent consideration liability			$ 10,698,475	$ 7,935,016
Previous Acquisitions | Bailey LLC | Promissory note payable
BUSINESS COMBINATIONS AND DISPOSITION
Aggregate principal amount		$ 4,500,000
Previous Acquisitions | Preferred Stock | Series B Preferred Stock
BUSINESS COMBINATIONS AND DISPOSITION
Conversion of preferred stock into common stock (shares)		20,754,717